Document and Entity Information	Feb. 06, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (“Amendment”) is being furnished to amend Items 2.02 and 9.01 of the Current Report on Form 8-K furnished on February 6, 2020 announcing the registrant’s financial results for the three and six months ended December 31, 2019 to correct errors with respect to Reconciliation of GAAP to Non-GAAP Financial Measures and the Free Cash Flow Reconciliation used in the non-GAAP financial presentation. This Amendment does not change the registrant’s GAAP results and guidance provided on February 6, 2020.
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	MYRIAD GENETICS, INC.
Entity Central Index Key	0000899923
Entity Emerging Growth Company	false
Entity File Number	0-26642
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0494517
Entity Address, Address Line One	320 Wakara Way
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	801
Local Phone Number	584-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Public Common Stock, $0.01 par value
Trading Symbol	MYGN
Name of each exchange on which registered	NASDAQ